Financial Instruments	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 – Financial Statements: Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15)	Level 1	190,200	190,200	257,943	257,943
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	1,363	1,363	—	—
Interest rate swap agreements – liabilities	Level 2	(40,048)	(40,048)	(75,468)	(75,468)
Cross currency swap agreements – assets	Level 2	5,820	5,820	4,505	4,505
Cross currency swap agreements – liabilities	Level 2	(18,524)	(18,524)	(20,022)	(20,022)
Non-recurring:
Vessels and equipment	Level 2	—	—	40,717	40,717
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	106,301	(i)	116,632	(i)
Long-term debt – public (note 8)	Level 1	(351,786)	(360,319)	(352,260)	(359,581)
Long-term debt – non-public (note 8)	Level 2	(1,065,593)	(1,084,437)	(1,119,953)	(1,137,050)
Obligations related to finance leases (note 5a)	Level 2	(1,305,055)	(1,386,363)	(1,340,922)	(1,456,927)
(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

b) Credit Losses

For a description of the Partnership's exposure to potential credit losses under ASC 326, see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.

The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality as at June 30, 2021 and December 31, 2020.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016 and prior	Total
As at June 30, 2021		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	326,166	326,166
Bahrain Spirit	Performing	—	210,795	—	210,795
		—	210,795	326,166	536,961
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	32,266	32,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	660	—	—	660
		660	—	105,641	106,301
		660	210,795	431,807	643,262
As at December 31, 2020
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	211,939
		—	211,939	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	991	—	—	991
		991	—	115,641	116,632
		991	211,939	447,949	660,879

(1)For a description of how the Partnership's credit quality grades are determined see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. As at June 30, 2021 and December 31, 2020, all direct financing and sales-type leases held by the Partnership and the Partnership’s equity-accounted joint ventures had a credit quality grade of performing.
Changes in the Partnership's allowance for credit losses for the three and six months ended June 30, 2021 and 2020 are as follows:

	Direct Financing Leases (1) (2) $	Direct Financing and Sales-Type Leases and Other within Equity-Accounted Joint Ventures (1) (2) $	Loans to Equity-Accounted Joint Ventures (1) $	Guarantees of Debt (1) $	Total $
Three and Six Months Ended June 30, 2021
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	4,436	6,677	(981)	218	10,350
As at March 31, 2021	34,613	61,614	3,745	2,298	102,270
Provision for (reversal of) potential credit losses	787	722	255	(298)	1,466
As at June 30, 2021	35,400	62,336	4,000	2,000	103,736

Three and Six Months Ended June 30, 2020
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
(Reversal of) provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for (reversal of) potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017

(1)For a description of how the credit loss provision for direct financing leases, direct financing and sales-type leases and other within equity-accounted joint ventures, loans to equity-accounted joint ventures and guarantees of debt was determined for the three and six months ended June 30, 2021 and 2020, see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.

(2)The change in credit loss provision of $0.8 million and $5.2 million for the Partnership's consolidated vessels for the three and six months ended June 30, 2021, respectively ($0.5 million and $0.4 million for the three and six months ended June 30, 2020, respectively), was included in other expense in the Partnership's consolidated statements of income. The change in the credit loss provision for the six months ended June 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of its liquefied natural gas (or LNG) carriers at the end of their time-charter contract which are accounted for as direct financing leases. These estimated future charter-free values are subject to change based on the underlying LNG shipping market fundamentals.
The change in credit loss provision of $0.7 million and $7.4 million for the three and six months ended June 30, 2021, respectively ($(0.4) million and $8.6 million for the three and six months ended June 30, 2020, respectively), relating to the direct financing and sales-type leases and other within the Partnership's equity-accounted joint ventures was included in equity income in the Partnership's consolidated statements of income. The change in credit loss provision for the six months ended June 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of LNG carriers at the end of their time-charter contract, which are accounted for as direct financing and sales-type leases.
The changes in the credit loss provision for the Partnership's consolidated vessels and the vessels within the Partnership's equity-accounted joint ventures for the six months ended June 30, 2021 do not reflect any material change in expectations of the charterers' ability to make their time-charter hire payments as they come due compared to the beginning of the year.
Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring
a) Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Item 18 – Financial Statements: Note 3 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15)	Level 1	190,200	190,200	257,943	257,943
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	1,363	1,363	—	—
Interest rate swap agreements – liabilities	Level 2	(40,048)	(40,048)	(75,468)	(75,468)
Cross currency swap agreements – assets	Level 2	5,820	5,820	4,505	4,505
Cross currency swap agreements – liabilities	Level 2	(18,524)	(18,524)	(20,022)	(20,022)
Non-recurring:
Vessels and equipment	Level 2	—	—	40,717	40,717
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	106,301	(i)	116,632	(i)
Long-term debt – public (note 8)	Level 1	(351,786)	(360,319)	(352,260)	(359,581)
Long-term debt – non-public (note 8)	Level 2	(1,065,593)	(1,084,437)	(1,119,953)	(1,137,050)
Obligations related to finance leases (note 5a)	Level 2	(1,305,055)	(1,386,363)	(1,340,922)	(1,456,927)
(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

Credit Loss, Financial Instrument
b) Credit Losses

For a description of the Partnership's exposure to potential credit losses under ASC 326, see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.

The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality as at June 30, 2021 and December 31, 2020.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016 and prior	Total
As at June 30, 2021		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	326,166	326,166
Bahrain Spirit	Performing	—	210,795	—	210,795
		—	210,795	326,166	536,961
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	32,266	32,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	660	—	—	660
		660	—	105,641	106,301
		660	210,795	431,807	643,262
As at December 31, 2020
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	211,939
		—	211,939	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	991	—	—	991
		991	—	115,641	116,632
		991	211,939	447,949	660,879

(1)For a description of how the Partnership's credit quality grades are determined see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020. As at June 30, 2021 and December 31, 2020, all direct financing and sales-type leases held by the Partnership and the Partnership’s equity-accounted joint ventures had a credit quality grade of performing.
Changes in the Partnership's allowance for credit losses for the three and six months ended June 30, 2021 and 2020 are as follows:

	Direct Financing Leases (1) (2) $	Direct Financing and Sales-Type Leases and Other within Equity-Accounted Joint Ventures (1) (2) $	Loans to Equity-Accounted Joint Ventures (1) $	Guarantees of Debt (1) $	Total $
Three and Six Months Ended June 30, 2021
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	4,436	6,677	(981)	218	10,350
As at March 31, 2021	34,613	61,614	3,745	2,298	102,270
Provision for (reversal of) potential credit losses	787	722	255	(298)	1,466
As at June 30, 2021	35,400	62,336	4,000	2,000	103,736

Three and Six Months Ended June 30, 2020
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
(Reversal of) provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for (reversal of) potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017

(1)For a description of how the credit loss provision for direct financing leases, direct financing and sales-type leases and other within equity-accounted joint ventures, loans to equity-accounted joint ventures and guarantees of debt was determined for the three and six months ended June 30, 2021 and 2020, see Item 18 – Financial Statements: Note 3b to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2020.

(2)The change in credit loss provision of $0.8 million and $5.2 million for the Partnership's consolidated vessels for the three and six months ended June 30, 2021, respectively ($0.5 million and $0.4 million for the three and six months ended June 30, 2020, respectively), was included in other expense in the Partnership's consolidated statements of income. The change in the credit loss provision for the six months ended June 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of its liquefied natural gas (or LNG) carriers at the end of their time-charter contract which are accounted for as direct financing leases. These estimated future charter-free values are subject to change based on the underlying LNG shipping market fundamentals.
The change in credit loss provision of $0.7 million and $7.4 million for the three and six months ended June 30, 2021, respectively ($(0.4) million and $8.6 million for the three and six months ended June 30, 2020, respectively), relating to the direct financing and sales-type leases and other within the Partnership's equity-accounted joint ventures was included in equity income in the Partnership's consolidated statements of income. The change in credit loss provision for the six months ended June 30, 2021 primarily reflects a decline in the estimated charter-free valuations for certain types of LNG carriers at the end of their time-charter contract, which are accounted for as direct financing and sales-type leases.
The changes in the credit loss provision for the Partnership's consolidated vessels and the vessels within the Partnership's equity-accounted joint ventures for the six months ended June 30, 2021 do not reflect any material change in expectations of the charterers' ability to make their time-charter hire payments as they come due compared to the beginning of the year.